Note 9 - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding at beginning of period (in shares)		17,806,472	17,053,116	15,878,116
Outstanding at beginning of period (in dollars per share)		$ 1	$ 1.02	$ 1.03
Outstanding at beginning of period	[1]	4 years 197 days
Stock Options Granted (in shares)		2,671,488	1,138,356	1,175,000
Issued (in dollars per share)		$ 0.26	$ 0.63	$ 0.84
Issued	[1]
Exercised (in shares)		0
Exercised (in dollars per share)		$ 0
Forfeited (in shares)		0	(235,000)
Forfeited (in dollars per share)		$ 0	$ 0.77
Outstanding at end of period (in shares)		20,477,960	17,806,472	17,053,116
Outstanding at end of period (in dollars per share)		$ 0.92	$ 1	$ 1.02
Exercisable at end of period (in shares)		19,271,284
Exercisable at end of period (in dollars per share)		$ 0.92
Exercisable at end of period	[1]	4 years 197 days

[1]	Measured in years